Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,092,163)	$ (513,306)	$ (2,507,799)	$ (2,932,462)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	40,234		138,442	44,120
Fair value of options in exchange for services	217,605	123,711	422,682	329,193
Fair value of restricted stock awards issued in exchange for services	64,790	(34,626)	238,530	454,890
Gain on accounts payable forgiveness				(352,008)
Share-based payment for settlement agreement with shareholders				279,000
Gain on derecognition of note payable and accrued interest				(83,667)
Loss on Extinguishment of Debt	280,504
Amortization of debt discount	123,817		99,954
Change in Fair Value of Embedded Derivative			(21,665)
Amortization and depreciation	23,078	5,707	34,294	20,963
Changes in operating assets and liabilities:
Accounts Receivable	14,905	2,111	(50,740)	(30,373)
Deposits on Equipment		(163,090)
Inventory	(11,000)	11,608	11,824	(41,982)
Prepaid expenses and other current assets	(15,000)	(4,200)	(6,020)	(7,113)
Accounts payable and accrued expenses	17,997	(21,096)	61,086	(57,275)
Net cash used in operating activities	(335,233)	(593,181)	(1,579,412)	(2,376,714)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Patents	(7,045)	(24,435)	(43,815)	(38,505)
Purchase of Equipment for Lease	(22,069)		(177,021)
Deposits on Equipment			(51,494)
Capitalized Software Costs			(30,000)	(70,231)
Net cash used in investing activities	(29,114)	(24,435)	(302,330)	(108,736)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of Bridge Financing and early redemption fee	(750,000)
Proceeds from convertible debt, net of costs	1,747,203		461,307
Proceeds from exercise of warrants				2,312,005
Proceeds from sale of common stock				1,153,645
Net cash provided by financing activities	997,203		461,307	3,465,650
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	632,856	(617,616)	(1,420,435)	980,200
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	252,766	1,673,201	1,673,201	693,001
CASH AND CASH EQUIVALENTS - END OF PERIOD	885,622	1,055,585	252,766	1,673,201
Cash paid during the period for:
Interest
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Cashless Exercise of Stock Options				4,028
Cashless Exercise of Warrants			72	183
Common Stock issued in relation to convertible debt			70,100
Recognition of embedded derivative liability recorded as debt discount			193,164
Common Stock and Warrants Issued for Common Stock Payable				122,478
Relative fair value of common stock issued in connection with 2020 Debentures	34,412
Relative fair value of warrants issued in connection with 2020 Debentures	1,063,239
Beneficial conversion feature in connection with 2020 Debentures	649,552
Series A Convertible Preferred Stock [Member]
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Convertible Preferred Stock converted to common stock		$ 800	6,096	400
Series B Convertible Preferred Stock [Member]
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Convertible Preferred Stock converted to common stock				$ 599